STOCK-BASED COMPENSATION - Share-based compensation expense (Details) - New Dragonfly - USD ($) $ in Thousands	1 Months Ended	9 Months Ended		12 Months Ended
	Nov. 30, 2020	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total compensation	$ 27	$ 1,155	$ 428	$ 734	$ 324
Shares unissued authorized and available for future awards		540,902		10,327	404,650
Cost of Sales [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total compensation		$ 189	145	$ 252	$ 48
Research and Development Expense [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total compensation		307	55	95	23
Selling and Marketing Expense [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total compensation		326	89	156	61
General and Administrative Expense [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total compensation		$ 333	$ 139	$ 231	$ 192